Equity - Summary of Equity Share Capital (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares beginning balance	197	197	206
Beginning balance	$ (1,131)	$ (1,354)	$ (1,191)
Share capital consolidation	(10)		(9)
Number of shares ending balance	187	197	197
Ending balance	$ (1,465)	$ (1,131)	$ (1,354)
Equity share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	146	154	141
Exchange adjustments	5	(8)	13
Ending balance	151	146	154
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	96	101	93
Exchange adjustments	3	(5)	8
Ending balance	99	96	101
Nominal value [Member]
Disclosure of classes of share capital [line items]
Beginning balance	50	53	48
Exchange adjustments	2	(3)	5
Ending balance	$ 52	$ 50	$ 53